Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs Buffered S&P 500 Fund—Jan/Jul
Goldman Sachs Buffered S&P 500 Fund—Mar/Sep
Goldman Sachs Buffered S&P 500 Fund—May/Nov
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses and Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Variable Insurance Trust recently approved changes to each Fund’s principal investment strategy. Each Fund will adopt a non‑fundamental policy to invest, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, and (iii) each Fund’s investment objective to achieve a total return for a specified Outcome Period that tracks the Underlying Index up to a “cap” while providing a downside “buffer” against losses over a six‑month Outcome Period will not change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—Jan/Jul —Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from January 1 to June 30 or July 1 to December 31 (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—Mar/Sep—Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from March 1 to August 31 or September 1 to February 28 or February 29, as applicable (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—May/Nov—Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from May 1 to October 31 or November 1 to April 30 (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.

Goldman Sachs Buffered S&P 500 Fund - Jan/Jul
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs Buffered S&P 500 Fund—Jan/Jul
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses and Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Variable Insurance Trust recently approved changes to each Fund’s principal investment strategy. Each Fund will adopt a non‑fundamental policy to invest, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, and (iii) each Fund’s investment objective to achieve a total return for a specified Outcome Period that tracks the Underlying Index up to a “cap” while providing a downside “buffer” against losses over a six‑month Outcome Period will not change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—Jan/Jul —Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from January 1 to June 30 or July 1 to December 31 (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.

Goldman Sachs Buffered S&P 500 Fund - Mar/Sep
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs Buffered S&P 500 Fund—Mar/Sep
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses and Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Variable Insurance Trust recently approved changes to each Fund’s principal investment strategy. Each Fund will adopt a non‑fundamental policy to invest, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, and (iii) each Fund’s investment objective to achieve a total return for a specified Outcome Period that tracks the Underlying Index up to a “cap” while providing a downside “buffer” against losses over a six‑month Outcome Period will not change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—Mar/Sep—Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from March 1 to August 31 or September 1 to February 28 or February 29, as applicable (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.

Goldman Sachs Buffered S&P 500 Fund - May/Nov
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs Buffered S&P 500 Fund—May/Nov
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses and Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Variable Insurance Trust recently approved changes to each Fund’s principal investment strategy. Each Fund will adopt a non‑fundamental policy to invest, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, and (iii) each Fund’s investment objective to achieve a total return for a specified Outcome Period that tracks the Underlying Index up to a “cap” while providing a downside “buffer” against losses over a six‑month Outcome Period will not change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph of “Goldman Sachs Buffered S&P 500 Fund—May/Nov—Summary—Principal Strategy” in the Funds’ Prospectuses:
The Fund seeks to achieve a total return, for a six‑month period from May 1 to October 31 or November 1 to April 30 (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.